21. Discontinued operations (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Discontinued Operations Details 3Abstract
Basic and diluted income per share from discontinued operations	$ 0.18	$ 0.53	$ 0.53